Financial and capital risks management (Movements of contingent consideration during the period in the balance of the Level 3 fair value measurements) (Detail) - Recurring fair value measurement [member] - Level 3 [member] - Contingent consideration [member] - CNY (¥)
¥ in Thousands
	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Financial and capital risks management [line items]
Beginning of the year	¥ 457,727	¥ 991,383
Movement:
Gains on fair value changes		17,175
Profit compensation received from Huaneng Group	(457,727)	(550,831)
End of the year	¥ 457,727	457,727
Total gains for the year included in profit or loss for assets held at the end of the reporting period		¥ 17,175